EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2022
Retirement Benefits [Abstract]
Schedule of Amounts Recognized in Balance Sheet and Income Statement [Table Text Block]
The following tables set forth information concerning amounts recognized in First Financial's Consolidated Balance Sheets and Consolidated Statements of Income related to the Company's pension plan:

	December 31,
(Dollars in thousands)	2022	2021
Change in benefit obligation
Benefit obligation at beginning of year	$93,271	$87,494
Service cost	9,065	9,128
Interest cost	2,585	2,157
Actuarial (gain) loss	(16,655)	2,588
Benefits paid, excluding settlement	(8,260)	(8,096)
Benefit obligation at end of year	80,006	93,271

Change in plan assets
Fair value of plan assets at beginning of year	163,382	155,704
Actual return on plan assets	(21,673)	15,774
Benefits paid, excluding settlement	(8,260)	(8,096)
Fair value of plan assets at end of year	133,449	163,382

Amounts recognized in the Consolidated Balance Sheets
Assets	53,443	70,111
Liabilities	0	0
Net amount recognized	$53,443	$70,111

Amounts recognized in accumulated other comprehensive income (loss)
Net actuarial loss	$41,628	$27,264
Net prior service cost	32	(270)
Deferred tax assets	(9,637)	(6,148)
Net amount recognized	$32,023	$20,846

Change in accumulated other comprehensive income (loss)	$11,177	$(4,066)

Accumulated benefit obligation	$79,236	$92,316

Schedule of Components of Net Periodic Benefit Cost [Table Text Block]
The components of net periodic benefit cost are shown in the table that follows:

	December 31,
(Dollars in thousands)	2022	2021	2020
Service cost	$9,065	$9,128	$7,932
Interest cost	2,585	2,157	2,455
Expected return on assets	(10,982)	(10,118)	(9,824)
Amortization of prior service cost	(302)	(413)	(413)
Recognized net actuarial loss	1,636	2,611	2,334
Net periodic benefit (income) cost	2,002	3,365	2,484

Other changes recognized in accumulated other comprehensive income (loss)
Net actuarial (gain) loss	16,001	(3,068)	(2,001)
Prior service cost	0	0	0
Amortization of prior service cost	302	413	413
Amortization of gain	(1,636)	(2,611)	(2,334)
Total recognized in accumulated other comprehensive income (loss)	14,667	(5,266)	(3,922)
Total recognized in net periodic benefit cost and accumulated other comprehensive income (loss)	$16,669	$(1,901)	$(1,438)

Defined Benefit Plan, Assumptions [Table Text Block]
The pension plan assumptions are shown in the table that follows:

	December 31,
	2022	2021	2020
Benefit obligations
Discount rate	5.50%	2.89%	2.55%
Rate of compensation increase	3.50%	3.50%	3.50%
Weighted average interest crediting rate	5.20%	2.58%	2.14%

Net periodic benefit cost
Discount rate	2.89%	2.55%	3.33%
Expected return on plan assets	7.25%	7.25%	7.25%
Rate of compensation increase	3.50%	3.50%	3.50%
Weighted average interest crediting rate	2.58%	2.14%	2.82%

Schedule of Changes in Fair Value of Plan Assets [Table Text Block]
The fair value of the plan assets as of December 31, 2022 by asset category is shown in the table that follows:

	Fair Value Measurements
(Dollars in thousands)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Asset Category
Cash	$158	$158	$0	$0
U. S. Government agencies	4,602	0	4,602	0
Fixed income mutual funds	47,234	47,234	0	0
Equity mutual funds	67,316	67,316	0	0
Total assets in fair value hierarchy	119,310	114,708	4,602	0
Collective trusts	14,139	0	0	0
Investments at fair value	$133,449	$114,708	$4,602	$0
The fair value of the plan assets as of December 31, 2021 by asset category is shown in the table that follows:

	Fair Value Measurements
(Dollars in thousands)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Asset Category
Cash	$122	$122	$0	$0
U. S. Government agencies	3,535	0	3,535	0
Fixed income mutual funds	63,526	63,526	0	0
Equity mutual funds	83,000	83,000	0	0
Total assets in fair value hierarchy	150,183	146,648	3,535	0
Collective trusts	13,199	0	0	0
Investments at fair value	$163,382	$146,648	$3,535	$0

Schedule of Expected Benefit Payments [Table Text Block]
The following benefit payments, which reflect expected future service, are expected to be paid:

(Dollars in thousands)	Expected benefit payments
2023	$5,810
2024	6,310
2025	7,056
2026	6,994
2027	8,497
Thereafter	46,009